Estimates, Significant Accounting Policies and Balance Sheet Detials (Accrued and Other Current Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Information [Abstract]
Interest payable	$ 440	$ 425
Customer advances and deposits	56	95
Accrued capital expenditures	749	743
Accrued wages and benefits	212	218
Taxes payable other than income taxes	63	76
Exchanges payable	208	105
Other	177	386
Total accrued and other current liabilities	$ 1,905	$ 2,048